Accounts Receivable, Net - Schedule of Allowance for Loss Accounts (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Allowance for Loss Accounts [Abstract]
Balance at beginning of the year	$ 17,153	$ 10,163	$ 4,962
(Reversal) addition during the year	(3,696)	6,990	5,201
Balance at end of the year	$ 13,457	$ 17,153	$ 10,163